Summary of Significant Accounting Policies (Details 2) (USD $)			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 224,000	$ 0	$ 224,000	$ 0
Change in fair value of contingent consideration				224,000
Ending balance	$ 224,000	$ 0	$ 224,000	$ 224,000